Derivative and Hedging Activities - Quantitative Disclosures Level 3 (Details) - Energy related derivative [Member] $ in Millions	Dec. 31, 2018 USD ($)
Future natural gas prices [Member] | Utica Shale [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair value, asset	$ 7
Oil [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair value, asset	98
Natural gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair value, liability	$ (11)
Weighted Average [Member] | Measurement input, price volatility [Member] | Oil [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.3251
Weighted Average [Member] | Measurement input, price volatility [Member] | Natural gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.2493
Minimum [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.1036
Minimum [Member] | Oil [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.2370
Minimum [Member] | Natural gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.1288
Maximum [Member] | Future natural gas prices [Member] | Utica Shale [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.5766
Maximum [Member] | Oil [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.4217
Maximum [Member] | Natural gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Measurement input	0.9093